Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

8. EARNINGS PER SHARE

We report both basic and diluted earnings per share, or EPS, using the two-class method as required under GAAP. The two-class method is an earnings allocation method for computing EPS when an entity’s capital structure includes either two or more classes of common stock or includes common stock and participating securities. The two-class method determines EPS based on distributed earnings (i.e. dividends declared on common stock and any participating securities) and undistributed earnings. Our unvested restricted shares contain rights to receive non-forfeitable dividends and thus are participating securities. Undistributed losses are not allocated to participating securities under the two-class method unless the participating security has a contractual obligation to share in losses on a basis that is objectively determinable. Pursuant to the two-class method, our unvested shares of restricted stock have not been allocated any undistributed losses.

The following table provides a reconciliation of net (loss) income from continuing operations and the number of common shares used in the computations of basic and diluted EPS under the two-class method (in thousands, except per share amounts):

	FOR THE THREE MONTHS ENDED MARCH 31,
	2012	2011
Continuing Operations
Income from continuing operations attributable to common stockholders	$1,257	$1,275
Less: Dividends attributable to unvested restricted stockholders	(47)	(41)

Basic and Diluted – Income from continuing operations	1,210	1,234
Discontinued Operations
Basic and Diluted – Income from discontinued operations	—	61

Net income attributable to common stockholders after allocation to participating securities	$1,210	$1,295
Number of Shares:
Basic and Diluted – Weighted average shares outstanding (1)	11,374	11,365
Basic and Diluted Earnings Per Share
Income from continuing operations attributable to common stockholders	$0.11	$0.11
Income from discontinued operations attributable to common stockholders	$—	$—

Net income attributable to common stockholders	$0.11	$0.11

(1)	Weighted average shares outstanding do not include unvested restricted shares totaling 467 and 413 for the three months ended March 31, 2012 and 2011, respectively.

11.    Earnings Per Share

We report both basic and diluted earnings per share, or EPS, using the two-class method as required under GAAP. The two-class method is an earnings allocation method for computing EPS when an entity’s capital structure includes either two or more classes of common stock or includes common stock and participating securities. The two-class method determines EPS based on distributed earnings (i.e. dividends declared on common stock and any participating securities) and undistributed earnings. Our unvested restricted shares contain rights to receive non-forfeitable dividends and thus are participating securities. Undistributed losses are not allocated to participating securities under the two-class method unless the participating security has a contractual obligation to share in losses on a basis that is objectively determinable. Pursuant to the two-class method, our unvested shares of restricted stock have not been allocated any undistributed losses.

The following table provides a reconciliation of net (loss) income from continuing operations and the number of common shares used in the computations of basic and diluted EPS under the two-class method (in thousands, except per share amounts):

	FOR THE YEARS ENDED DECEMBER 31,
	2011	2010	2009
Continuing Operations
Income (loss) from continuing operations attributable to common stockholders	$3,675	$(77)	$2,623
Less: Dividends paid to Class C and D stockholders	—	—	(18,528)
Less: Dividends attributable to unvested restricted stockholders	(166)	(194)	(139)
Less: Income attributable to non-controlling interests	—	(173)	(121)

Basic and Diluted – Income (loss) from continuing operations	3,509	(444)	(16,165)
Discontinued Operations
Basic and Diluted – Income from discontinued operations	565	6,382	2,632

Net income (loss) attributable to common stockholders after allocation to participating securities	$4,074	$5,938	$(13,533)
Number of Shares:
Basic and Diluted – Weighted average shares outstanding (1)	11,384	11,336	3,412
Basic and Diluted Earnings Per Share
Income (loss) from continuing operations attributable to common stockholders	$0.31	$(0.04)	$(4.74)
Income from discontinued operations attributable to common stockholders	$0.05	$0.56	$0.77

Net income (loss) attributable to common stockholders	$0.36	$0.52	$(3.97)

(1)	Weighted average shares outstanding do not include unvested restricted shares totaling 414, 431 and 278 for the years ended December 31, 2011, 2010 and 2009, respectively.